RISK MANAGEMENT POLICIES	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT POLICIES
RISK MANAGEMENT POLICIES

26.    RISK MANAGEMENT POLICIES

Financial risk factors

Credit risk

The Integral Risk Committee approves credit risk strategies and policies submitted in accordance with recommendations provided by the Integral Risk Corporate Department, the Credit Corporate Department and commercial sectors and in compliance with regulations set by the Argentine Central Bank. The credit strategy and policy is aimed at the development of commercial opportunities within the framework and conditions of Grupo Supervielle´s business plan, while keeping suitable caution levels in face of the risk.

Policies and procedures enable the definition of accurate aspects aimed at the deployment of Grupo Supervielle´s Strategy related to the administration of credit risk; which include Grupo Supervielle´s criteria to grant loans, credit benefits and powers, types of products and the way in which the structure is organized, among other aspects. Likewise, the Group has, on the one hand, a comprehensive risk management policy that details aspects linked to the governance of general fundamental risks and, on the other hand, specific manuals and procedures that contemplate, among others, the standards issued by the BCRA related to this matter.

Grupo Supervielle´s credit risk management policies are applied to corporate and individuals. To such ends, a customer segmentation has been defined for Corporate Banking and Personal and Business Banking.

Grupo Supervielle focuses on supporting companies belonging to sectors with potential, and successful in their activity. Within the range of credit products offered for the business segment, Grupo Supervielle aims to develop and lead the factoring and leasing market, as well as to be a benchmark in foreign trade.

Within Corporate Banking, we seek a solid proposal for medium and large companies' market, seeking to maintain proximity with clients through service centers, agreements with clients throughout their value chain, and providing agile responses through existing credit processes.

Regarding Personal and Business Banking, in addition to payroll and senior citizens segments, special focus is placed on Entrepreneurs and SMEs, SMEs as well as the Banks´s Identité segment.

Therefore, Grupo Supervielle relies on scoring and rating models to estimate probability of default (PD) for the different client portfolios. As for risk appetite framework, Grupo Supervielle relies on cut-offs for each risk-based segment that express the maximum risk to be assumed in terms of probability of default.

In addition to PD parameters, Grupo Supervielle relies on estimates of exposure at default (EAD)  and loss given default (LGD) parameters with the purpose of estimating Group’s allowance for loan losses and the necessary economic capital to face unexpected losses that may arise due to credit risk.

Grupo Supervielle is aimed at keeping a diversified and atomized portfolio, in order to minimize risk concentration. To such ends, loan origination and client portfolio profiles are adjusted to each different circumstance. To this end, the entity has an indicators dashboard linked to the appetite for credit and concentration risk. The evolution of the NPL, Coverage and Cost of Risk indicators is monitored in relation to target limits established according to risk appetite and the strategy determined in the entity's business plan. Likewise, there is a portfolio limits scheme that measures balance concentration by debtor or economic group, the concentration of the main debtors, concentration by value chain, economic activities, portfolio by risk level based on the facility risk rating. and the exposure in foreign currency both at a total level and by product type.

Credit Risk Measurement Models

Grupo Supervielle relies on models aimed at estimating the distribution of potential credit losses in its credit portfolio, which depend on defaults by the counterparties (PD – Probability of Default), as well as the assumed exposure to such defaults (EAD – Exposure At Default) and the recoveries of each defaulted loan (LGD – Loss Given Default).

Based on this, systems were developed at Grupo Supervielle that calculate statistical forecasts, economic capital and Risk-Adjusted Return (RAROC) models in order to optimize management and decision-making.

Grupo Supervielle has deepened its work on the expected loss methodologies under IFRS 9, focusing on methodological improvements in the estimation of parameters (PD, EAD and LGD), aligning the definition of the parameters to the credit process. The forward looking model has been redesigned with the inclusion of a greater number of variables and openings, performing a periodic review of it in order to keep the expected loss model aligned with the macroeconomic vision.

Calculation of statistical forecasts

Based on the results of the PD (probability of default), EAD (exposure at default) and LGD (loss given default) estimates, the associated statistical forecast is calculated.

The exercises for the estimation of statistical forecasts are studies that aim to analyze the Group's own portfolio information in order to estimate, in global terms, the average value of the loss distribution function for an annual time horizon in healthy operations, and for the entire life of credits in those operations that are considered impaired (provisions for expected loss).

Economic Capital Calculation

The economic capital for credit risk is the difference between the portfolio’s value at risk (according to the confidence level for individuals of 99.9% and for companies of 99%) and the expected credit losses.

Grupo Supervielle relies on economic capital models for credit risk (one for individuals and another for companies). Such quantitative models include the exacerbation of capital by concentration risk and Securitization Risk. In the economic capital calculation models a one year holding period is used, except from factoring exposures where a six month holding period is used.

Counterparty Risk Management

Grupo Supervielle relies on a Counterparty’s Risk Map approved by the Credit Committee where the following limits are defined for each counterparty according to Grupo Supervielle’s risk appetite: credit exposure and settlement limits, foreign exchange settlement risk, securities settlement risk and Repo transactions settlement risk, among other.

Regarding the economic capital for the counterparty’s risk, it is included in the Economic Capital Quantitative Model for Credit Risk.

Loans written off

Those receivables classified as irrecoverable are removed from the asset by recognizing them in off-balance sheet accounts. The balance of these as of 31 December 2024 and 2023 amounts to $ 14,082,050 and $ 19,795,047, respectively.

Maximum Credit Risk Exposure

The following table contains an analysis of the maximum credit risk exposure:

	December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	303,301,930	2,266,090	1,020,970	306,588,990
Unsecured Corporate Loans	303,070,601	5,091,105	4,715,263	312,876,969
Overdrafts	118,950,682	3,405,596	1,235,635	123,591,913
Mortgage Loans	257,048,293	8,426,525	1,251,696	266,726,514
Automobile and other secured loans	180,429,857	11,827,296	5,109,431	197,366,584
Personal Loans	271,573,217	20,284,186	6,553,640	298,411,043
Credit Card Loans	454,163,695	17,032,320	3,910,017	475,106,032
Foreign Trade Loans	348,286,411	10,363,458	4,825,112	363,474,981
Other Financings	36,754,450	508,900	—	37,263,350
Other Receivables from Financial Transactions	11,500,763	129,265	11,446	11,641,474
Receivables from Financial Leases	59,171,479	3,740,121	357,236	63,268,836
Total	2,344,251,378	83,074,862	28,990,446	2,456,316,686

	December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	151,407,457	1,738,975	988,501	154,134,933
Unsecured Corporate Loans	205,019,081	3,895,909	1,147,510	210,062,500
Overdrafts	112,646,102	3,692,222	1,201,639	117,539,963
Mortgage Loans	106,405,339	7,785,021	3,296,989	117,487,349
Automobile and other secured loans	27,807,679	5,005,719	563,947	33,377,345
Personal Loans	93,640,015	15,859,814	3,516,917	113,016,746
Credit Card Loans	310,660,594	29,810,085	3,614,502	344,085,181
Foreign Trade Loans	50,711,409	8,731,879	12,250,428	71,693,716
Other Financings	80,532,633	3,172,853	—	83,705,486
Other Receivables from Financial Transactions	1,053,867	287,973	8,848	1,350,688
Receivables from Financial Leases	39,327,656	3,992,141	215,029	43,534,826
Total	1,179,211,832	83,972,591	26,804,310	1,289,988,733

Financial Instruments to which the impairment requirements in IFRS 9 are not applied

Financial assets measured at fair value through profit or loss are not subject to impairment. The maximum exposure to credit risk is the corresponding fair value.

Market risk

Group defines Market Risk as the risk resulting from deviations in the trading portfolio value as a result of market fluctuations during the period required for the settlement of portfolio positions.

The Risk Department’s measurement, control and follow-up perimeter covers those operations where certain loss risk in Grupo Supervielle ´s shareholders equity value is assumed, as a result of changes in market factors. Such risk results from the variation in risk factors under evaluation (interest rate, exchange rate, market price of equity instruments and options), as well as liquidity risk in the different products and markets where Grupo Supervielle operates.

Due to the characteristics of its business profile, Grupo Supervielle is the entity with the greatest exposure to this risk. However, market risk monitoring also covers the positions taken by Grupo Supervielle for its own portfolio, as well as those taken by its different subsidiaries. There is an entire limit scheme, with periodic monitoring and activation of alerts if any violation is observed. With this same scope, frequent monitoring and review of exposure indicators to the National Treasury is carried out.

With the purpose of measuring the risk of positions homogeneously and therefore, setting a limit and threshold structure to support management and control schemes, Banco Supervielle uses the VaR model (Value at Risk), which defines the maximum expected loss to be recorded in a financial asset portfolio in normal market conditions, within a certain period of time and at a pre-established confidence level. Indicators obtained from this enable Grupo Supervielle to identify a potential market risk and take preventive measures.

At the Supervielle Group level, the focus of attention regarding market risk management is placed on the trading portfolio managed by the Trading Desk, although broader control is also carried out, including positions managed with management objectives. of liquidity by the Financial Planning Management. With regard to this broader trading book, controls are limited to the assumed risk exposure, measured using the VaR methodology, in relation to the computable capital responsibility (CPR). Additionally, a control is carried out on the VaR by group of assets, thus limiting the risk that the Entity can assume in each group of assets considered in isolation. The objective is to incorporate an element of alert in the event of credit events or breakdowns in the correlations between asset groups, events that may escape the consideration of a diversified VaR.

The controls over the Trading desk are more exhaustive. Approved strategies and policies are reflected in what is known internally as a unified Risk Map document, where detailed operations enabled by the Trading desk can be explained in detail. In the same document the entire framework of controls that translate the risk appetite with which the Entity is willing to operate is exposed. In this way, limitations are established on the open position in certain financial instruments, VaR limit on the diversified portfolio, maximum allowable loss amount before executing the stop loss policy and conditions that could lead to the execution of a stop strategy gain. The entire control scheme is complemented by action plans that must be implemented once a violation occurs within the limits established therein.

Market risk management focused special attention on a year 2023 characterized by a prolonged and uncertain electoral process that covered practically the entire second half of the year. This same uncertainty translated into increasing levels of volatility in financial assets exposed to market risk, which led to frequent revisions in the risk appetite reflected in the admissible VaR levels in the different companies of Grupo Supervielle, as well as in the maximum tolerable exposure in sovereign bonds.

The exposure to Grupo Supervielle's exchange rate risk at the end of the year by currency type is detailed below:

	Balances as of 12/31/2024				Balances as of 12/31/2023
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	944,735,483	928,711,808	131,633	16,155,308	624,189,021	552,973,595	345,005	71,560,431
Euro	6,569,091	8,259,117	—	(1,690,026)	12,864,044	11,981,405	—	882,639
Others	3,117,216	75,396	—	3,041,820	8,197,838	140,786	—	8,057,052
Total	954,421,790	937,046,321	131,633	17,507,102	645,250,903	565,095,786	345,005	80,500,122

Financial assets and liabilities are presented net of derivatives, which are disclosed separately. Derivative balances are shown at their Fair Value at the closing price of the respective currency.

The table above includes only Monetary Assets and Liabilities, since investments in equity instruments and non-monetary instruments does not generate foreign exchange risk exposure.

A sensitivity analysis was performed considering reasonably possible changes in foreign exchange rates in relation to Grupo Supervielle’s functional currency. The percentage of variation used in this analysis is the same Grupo Supervielle used in its Business Plan and Projections.

		12/31/2024			12/31/2023
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	16.70%	2,699,071	2,699,071	242.30%	173,351,167	173,351,167
US Dollar	(16.70)%	(2,699,071)	(2,699,071)	(242.30)%	(173,351,167)	(173,351,167)
Euro	16.70%	(282,353)	(282,353)	242.30%	2,138,554	2,138,554
Euro	(16.70)%	282,353	282,353	(242.30)%	(2,138,554)	(2,138,554)
Other	16.70%	508,198	508,198	242.30%	19,521,494	19,521,494
Other	(16.70)%	(508,198)	(508,198)	(242.30)%	(19,521,494)	(19,521,494)
Total	16.70%	2,924,916	2,924,916	242.30%	195,011,215	195,011,215
	(16.70)%	(2,924,916)	(2,924,916)	(242.30)%	(195,011,215)	(195,011,215)

Sensitivity Analysis

Banco Supervielle also has a methodology for carrying out individual stress tests of market risks. These tests are performed on a daily basis, in conjunction with the calculation of the parametric VaR. The Stressed VaR indicator makes it possible to determine the risk that Grupo Supervielle would be assuming with the current composition of the trading portfolio, in the event of a repetition of the stress conditions that occurred in a given historical period.

When using a diversified VaR methodology, it is important to provide information related to the contribution that each asset in the portfolio makes to the aggregate VaR measurement, and fundamentally if this asset generates risk diversification or not. That is why, within the variables included in the daily report, the VaR component of each asset is included, thus allowing a sensitivity analysis on the impact of each asset on the total risk.

With the aim of improving the assumed risk analysis through the use of alternative measurement metrics, Grupo Supervielle recognizes the change in market conditions on exposure to risk through an adjustment to the volatilities used in the VaR calculation. According to the methodology used, the returns of assets registered in more recent dates have a greater incidence in the calculation of volatilities. In parallel, the Entity performs a measurement and monitoring of the assumed risk through the application of an expected shortfall methodology, analyzing the universe of unexpected losses located in the distribution queue beyond the critical point indicated by VaR.

Economic capital calculation

Banco Supervielle adopts the diversified Parametric VaR methodology for the calculation of market risk economic capital, both at a consolidated and individual level.

Interest Rate Risk

Interest Rate Risk is the risk derived from the likelihood that changes in Grupo Supervielle’s financial condition occur as a result of market interest rate fluctuations, having effect on its financial income and economic value. The following are such risk factors:

✓	Different maturity terms and interest rate re-adjustment dates for assets, liabilities and off balance sheet items.
✓	Forecast, evolution and volatility of local interest rates and foreign interest rates.
✓	The basis risk that results from the unsuitable correlation in the adjustment of assets and liabilities interest rates for instruments that contain similar revaluation features;
✓	The implicit options in certain assets, liabilities and off-balance sheet items of Grupo Supervielle.

Grupo Supervielle’s interest rate risk management model, includes the analysis of interest rates gaps. Such analysis enables the basic explanation of the financial statement structure as well as the detection of interest rate risk concentration along the different terms. Special attention focuses on the accumulated gap during the first 90 days, as it is the holding period used when evaluating exposure to interest rate risk in each of the entities and due to its relevance when evaluating actions that may modify the structural balance positioning.

The interest rate risk management is aimed at keeping Grupo Supervielle’s exposure within those levels of risk appetite profile validated by the Board of Directors upon changes in the market interest rates.

To such ends, the interest rate risk management relies on the monitoring of two metrics:

✓	MVE – VaR Approach: measures the difference between the economic values estimated given the interest rate market curve and said value estimated given the interest rate curve resulting from the simulation of different stress scenarios. Grupo Supervielle uses this approach to calculate the economic capital for this risk.
✓	NIM – EaR Approach: measures changes in expected accruals over a certain period of time (12 months) upon an interest rate curve shift resulting from a different stress situation simulation practices.

With the publication of Communication “A” 6397, the Argentine Central Bank presented the applicable guidelines for the treatment of interest rate risk in the investment portfolio. The regulation makes a distinction between the impact of fluctuations in interest rate levels on the underlying value of the entity's assets, liabilities and off-balance sheet items (economic value or MVE), and the alterations that such movements in the interest rate may have on sensitive income and expenses, affecting net interest income (NII). This same criterion had already been adopted by Banco Supervielle, so that the new regulations implied a readaptation of the management model to the suggested measurement methodology, maintaining some criteria and incorporating others.

As established by the regulator, Banco Supervielle must use the Standardized Framework described in point 5.4. of the Communication “A” 6397 for the measurement of the impact on the economic value of the entities (ΔEVE) of six proposed disturbance scenarios. These scenarios include parallel movements in the curves of market interest rates upwards or downwards, flattening or steepening of the slope of these curves, as well as an increase or decrease in short-term interest rates. A base curve of market interest rates is considered for each of the significant currencies in the financial statement of each entity. According to the applicable regulation, Banco Supervielle has to use an internal measurement system (SIM) for measurement based on results (ΔNIM). It is important to highlight that Banco Supervielle, which has not been qualified by the Argentine Central Bank as having a local systemic importance (D-SIB), is not legally bound to have its own internal measurement system (SIM) for the measurement based on economic value (ΔEVE).

Beyond the regulatory provisions, it is important to note that Banco Supervielle has been working with internal measurement systems (SIM) to measure the impact of rate fluctuations, both on economic value (ΔEVE) and on results (ΔNIM). The development of these systems included the definition of assumptions for the determination of the maturity flow of different lines of assets and liabilities without defined maturity or with implicit or explicit options of behavior.

Following good practices in risk management and with the aim of ensuring the reasonableness of fit of the internal models used, a backtesting methodology was developed applicable to the results obtained with the interest rate risk measurement tool (approach MVE-VaR). Specifically, an evaluation of the discount rates projected in the critical scenario is carried out.

In a context of strong increases in reference interest rates, it was necessary to adjust the dynamic rate GAP to consider daily temporary buckets. This development made it possible to gain precision in the evaluation of scenarios of parallel increases or decreases in reference interest rates. The monitoring and projection of the monthly financial margin had special relevance throughout the year.

Economic Capital Calculation

As a first step to calculate economic capital, Banco Supervielle calculates its exposure to interest rate risk from the MVE-EaR (economic value) approach of its internal measurement system (SIM), using a holding period of three months (90 days) and a confidence level of 99%. This quantitative model includes the exacerbation of capital by securitization risk. The result obtained is compared with the worst result of the alterations proposed in the six scenarios proposed by the Standardized Framework, with the resulting economic capital being the worst of both measurements (SIM and Standardized Framework).

The exposure to interest rate risk is detailed in the table below. It presents the residual values and average rate of the assets and liabilities, categorized by date of renegotiation of interest or expiration date, the lowest.

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2024
Total Financial Assets	1,873,827,008	384,970,900	371,701,989	164,284,265	657,798,803	3,452,582,965
Total Financial Liabilities	(1,956,101,320)	(326,281,656)	(159,399,305)	(37,031,705)	(6,961,857)	(2,485,775,843)
Net Amount	(82,274,312)	58,689,244	212,302,684	127,252,560	650,836,946	966,807,122

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2023
Total Financial Assets	2,978,131,005	439,541,457	163,940,137	55,909,226	508,481,413	4,146,003,238
Total Financial Liabilities	(2,447,185,543)	(398,080,876)	(215,601,032)	(30,714,519)	(3,688,428)	(3,095,270,398)
Net Amount	530,945,462	41,460,581	(51,660,895)	25,194,707	504,792,985	1,050,732,840

The table below shows the sensitivity to a reasonably possible additional variation in interest rates for the next year, taking into account the composition as of December 31, 2024 and 2023. Variations in rates were determined considering the scenarios set by Communication “A” 6397 for the calculation of the Interest Rate Risk in the Investment Portfolio. The parameters taken as a base and or budgeted by the Bank for fiscal years 2024 and 2023 and the changes are considered reasonable possible based on the observation of market conditions:

	12/31/2024		12/31/2023
		Increase / (decrease)		Increase / (decrease)
	Additional variation in	in the income	Additional variation in	in the income
Items	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	754,872	4% ARS; 2% USD	(19,636,959)
Increase in the interest rate	4% ARS; 2% USD	(1,205,247)	4% ARS; 2% USD	18,760,443

Liquidity Risk

Grupo Supervielle defines Liquidity Risk as the risk of assuming additional financing expenses upon unexpected liquidity needs. Such risk results from the difference of sizes and maturities between Grupo Supervielle’s assets and liabilities. Such risks involve the following:

✓	Funding Liquidity Risk means the risk to obtain funds at normal market cost when needed, based on the market’s perception of Grupo Supervielle.
✓	Market Liquidity Risk means the risk resulting from Grupo Supervielle’s incapacity to offset an asset position at market price, as a consequence of the following two key factors:
●	Assets are not liquid enough,
●	Changes in the markets where those assets are traded.

Liquidity and concentration indicators of funding sources are used to determine the tolerance to this risk, starting from the most restrictive definitions to the most comprehensive ones.

The following are the main core metrics used for liquidity risk management:

✓	Liquidity Coverage Ratio, or LCR, measures the ratio of high-quality liquid assets to total net cash outflows over a 30-day period. Banco Supervielle calculates this indicator on a daily basis, with the minimum value prescribed by law being met during the year, as well as that established internally in accordance with its risk appetite.
✓	Stable Anchoring Ratio or NSFR: measures the ability of Banco Supervielle, at individual and consolidated levels, to fund its activities with sufficiently stable sources to mitigate the risk of future stress situations arising from its anchoring. Banco Supervielle calculates this indicator on a daily basis, having met the minimum value provided for by law, as well as that established internally according to its risk appetite.
✓	Daily Liquidity Ratio: measures the relationship between assets in Immediate Availability Weights with respect to Deposits in that currency likely to be withdrawn on the day (Paid Sight Accounts and Precancelable Term Deposits able to execute the option)
✓	Broad Liquidity Ratio in Pesos: measures the relationship between liquid assets in Pesos (Availabilities, Lefi and Public Bonds with a capacity of 10%), with respect to Deposits in Pesos
✓	Liquidity ratio in USD: measures the ratio of liquid assets in USD to deposits in that currency

In addition, the Assets and Liabilities Committee performs a daily monitoring of some follow-up metrics. Such indicators are used to analyze the main components of LCR while assessing Grupo Supervielle’s liquidity condition and warning upon trend changes that may affect the guidelines set by the risk appetite policy. Additionally, within these monitoring indicators, Committee assess for the availability of liquid assets to respond to an eventual withdrawal of more volatile deposits, such us remunerated current accounts and deposits of the public sector in foreign currency.

During 2024, liquidity indicators in pesos were at tighter levels than in previous years, due to the strong placement of credit portfolios, particularly during the last months of the year. The CRL showed a decreasing trend throughout the year.

Dollar liquidity remained at elevated levels, especially from tax amnesty, at around 70% throughout the year.

Economic capital calculation

Grupo Supervielle relies on the following elements that ensure the suitable management of this type of risk:

✓	Broad liquidity indicators dashboard, to monitor liquidity levels. Each indicator relies on its relevant threshold and limit, which are monitored on a daily basis by the Risk Area (sending due warnings upon violation cases), on a byweekly basis by the Assets and Liabilities Committee (ALCO) and on a monthly basis by the Integral Risk Committee. Likewise, a weekly report is drawn up and sent to members of the Integral Risk Committee, ALCO and the Board.
✓	Indicators that measure the concentration of funding sources, establishing Grupo Supervielle’s risk appetite.
✓	Development and monitoring of new liquidity coverage and leverage indicators set by the Argentine Central Bank in compliance with Basel III route map.
✓	Different liquidity risk follow-up tools have been added, including a disaggregate assessment of contractual term mismatches and funding concentration reports, by counterparty, product and significant currency. The accuracy of the information required for such reports contributed to the improvement of our Risk Management Information System (MIS).
✓	The liquidity coverage ratio is used to assess Grupo Supervielle’s capacity to meet liquidity needs over a 30-day period within a stress scenario described by the Argentine Central Bank. The follow-up of this indicator is carried out on a daily basis, keeping Grupo Supervielle’s liquidity director and officials updated on its evolution.
✓	Permanent monitoring of limit and threshold compliance in virtue of the NSFR.
✓	Individual stress tests, carried out on a daily basis upon an eventual critical scenario of a sudden withdrawal of deposits and its impact on the minimum cash position and LCR.
✓	Intraday liquidity monitoring tools as indicated above.
✓	Regarding contingency plans, Grupo Supervielle follows a policy that ensures the application of its guidelines in stress tests, according to the decision taken by ALCO Committee and Integral Risk Committee.

The Risk management framework described herein enables a suitable liquidity condition; therefore, Grupo Supervielle considers the economic capital estimation unnecessary to cover such risk, as long as Grupo Supervielle’s solvency should not be affected once the stress tests contingency plan have been implemented.

The analysis of the maturities of assets and liabilities is found in Schedules D and I of these financial statements.

Below is the concentration of loans and deposits as of December 31, 2024 and 2023:

	Loans and other financing
	12/31/2024		12/31/2023
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	241,244,102	9.7%	150,447,093	13.8%
50 following largest customers	381,652,163	15.3%	268,996,491	24.7%
100 following largest customers	270,148,182	10.9%	201,456,259	18.5%
Rest of customers	1,594,492,703	64.1%	467,709,049	43.0%
TOTAL	2,487,537,150	100.0%	1,088,608,892	100.0%

	Deposits
	12/31/2024		12/31/2023
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	1,125,737,367	35.5%	1,441,715,450	42.7%
50 following largest customers	687,495,686	21.7%	755,879,142	22.4%
100 following largest customers	174,711,197	5.5%	144,697,646	4.3%
Rest of customers	1,185,516,993	37.4%	1,030,709,684	30.6%
TOTAL	3,173,461,243	100.0%	3,373,001,922	100.0%

Below is an analysis of the assets and liabilities maturities, determined based on the remaining period as of December 31, 2024 until the contractual maturity date, based on undiscounted cash flows:

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2024	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	1,000,079,421	548,338,904	733,546,890	930,954,164	1,109,122,863	1,524,901,396	5,846,943,638
To the non-financial public sector	2,995,698	-	66,792	66,792	133,583	200,375	3,463,240
To the financial sector	15,505,051	417,485	663,867	1,341,957	2,104,689	4,582,097	24,615,146
To the Non-Financial Private Sector and Foreign residents	981,578,672	547,921,419	732,816,231	929,545,415	1,106,884,591	1,520,118,924	5,818,865,252
TOTAL ASSETS	1,000,079,421	548,338,904	733,546,890	930,954,164	1,109,122,863	1,524,901,396	5,846,943,638
Deposits	2,728,832,363	273,914,221	174,275,118	36,252,517	-	-	3,213,274,219
Non-financial public sector	139,651,136	5,918,110	-	-	-	-	145,569,246
Financial sector	185,277	-	-	-	-	-	185,277
Non-financial private sector and foreign residents	2,588,995,950	267,996,111	174,275,118	36,252,517	-	-	3,067,519,696
Derivates	1,734,047	-	-	-	-	-	1,734,047
Repo Transactions	33,962,592	-	-	-	-	-	33,962,592
Other financial liabilities	160,951,266	1,137,821	1,387,108	2,136,540	1,990,198	426,030	168,028,963
Financing received from the Argentine Central Bank and other financial institutions	19,231,031	6,445,644	10,061,528	1,881,890	3,141,820	5,177,061	45,938,974
Unsubordinated Negotiable obligations	-	1,956,934	33,590,051	22,834,712	-	-	58,381,697
TOTAL LIABILITIES	2,944,711,299	283,454,620	219,313,805	63,105,659	5,132,018	5,603,091	3,521,320,492